Schedule of Gains (Losses) on Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Designated as Hedging Instrument Cash Flow Hedging	Dec. 31, 2011 Designated as Hedging Instrument Cash Flow Hedging	Dec. 31, 2012 Not Designated as Hedging Instrument	Dec. 31, 2010 Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	$ (51)	$ 163
Gain (Loss) Reclassified from AOCI into Income (Fuel Expense) (Effective Portion)	(141)	503
Amount of Gain (Loss) Recognized in Income (Nonoperating Expense) (Ineffective Portion)	(1)	(59)
Aircraft Fuel Gain (Loss)				(35)
Nonoperating Income (Expense)			38
Total Gain (Loss)			$ 38	$ (35)